Summary of Significant Accounting Principles (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Principles [Abstract]
Schedule of Significant Consolidated Subsidiaries

The following presents our significant consolidated subsidiaries, all of which are wholly owned either directly or indirectly by Webull Corporation:

Significant Subsidiary	Date of Incorporation/Establishment	Domicile Location	Principal Activity
Webull Financial LLC	May 24, 2017	United States	Broker Dealer
Webull Futures LLC	August 25, 2022	United States	Futures Commission Merchant
Webull Holdings (US) Inc.	May 16, 2017	United States	Holding Company
Webull Holdings (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Holding Company
Webull Pay, LLC*	July 30, 2019	United States	Crypto Trading
Webull Securities (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Broker Dealer
Webull Securities Limited	December 11, 2017	Hong Kong	Broker Dealer
Webull Securities (Australia) Pty. Ltd.	October 27, 2021	Australia	Broker Dealer
Webull Securities (Japan) Co., Ltd.**	March 23, 1948	Japan	Broker Dealer
Webull Securities (Canada) Limited	October 14, 2021	Canada	Broker Dealer
Webull Securities (Thailand) Company Limited	January 28, 2022	Thailand	Broker Dealer
HongKong Webull Limited	September 19, 2019	Hong Kong	Holding Company
Hunan Weibu Information Technology Co., Ltd.	September 6, 2021	Mainland China	Technology Support and Development Subsidiary

*	Acquired on September 26, 2025
**	Formerly known as Madison Securities Co., Ltd.